UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2012 to February 29, 2012

333-173202-03

(Commission File Number of issuing entity)

Honda Auto Receivables 2012-1 Owner Trust

(Exact name of issuing entity specified in its charter)

333-173202

(Commission File Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	30-6310131
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒  No   ☐

Explanatory Note

This current report on Fonn 10-D/A amends and restates in its entirety the current report on Fonn 10-D of Honda Auto Receivables 2012-1 Owner Trust dated March 15, 2012 filed with the Securities and Exchange Commission on March 21, 2012. The purpose of filing this Form 10-D/A is to move “$ 0.00” from the column entitled “Beginning of Period” under “XIV. POOL BALANCES AND PORTFOLIO INFORMATION—(B) Portfolio Infonnation” into the column entitled “Beginning of Period” under “XIV. POOL BALANCES AND PORTFOLIO INFORMATION—(C) Outstanding Advance Amount.”

Other than as expressly set forth above, this Form 10-D/A does not, and does not purport to, update or restate the information in any item or exhibit ofthe original filing or reflect any events that have occurred after the original filing. The information set forth is otherwise the same.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2012-1 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the March 15, 2012 distribution date, attached as Exhibit 99.1.

The securitizer reports that with respect to the receivables that comprise the assets of the Honda Auto Receivables 2012-1 Owner Trust, that there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period February 1, 2012 to February 29, 2012. The securitizer filed its initial Form ABS-15G on February 2, 2012. The CIK number of the securitizer is 0000864270.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2012-1 Owner Trust By: American Honda Finance Corporation, as Servicer

Date: March 15, 2012	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration, Assistant Secretary and Compliance Officer

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for March 15, 2012 distribution date.

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